22. DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Other Financial Assets And Liabilities Tables Abstract
Schedule of other financial assets and liabilities.
	12.31.18	12.31.17

Derivatives designated as hedge accounting
Assets
Non-deliverable forward (NDF)	16.8	1.1
Currency option contracts	101.4	23.5
Commodities (corn) non-deliverable forward (NDF)	22.1	0.8
Corn option contracts - B3	-	0.8
Commodities (soybean) non-deliverable forward (NDF)	0.6	1.1
Commodities (soybean oil) non-deliverable forward (NDF)	-	0.1
	140.9	27.4

Liabilities
Non-deliverable forward of currency (NDF)	(21.0)	(6.8)
Currency option contracts	(75.8)	(25.9)
Commodities (corn) non-deliverable forward (NDF)	(3.5)	(4.6)
Corn future contracts - B3	(0.1)	-
Corn option contracts - B3	-	(0.6)
Commodities (soybean) non-deliverable forward (NDF)	(3.3)	-
Commodities (soybean meal) non-deliverable forward (NDF)	(2.7)	(3.0)
Soybean meal option contracts	-	(1.5)
Commodities (soybean oil) non-deliverable forward (NDF)	(4.3)	(0.1)
Exchange rate contracts currency (Swap)	-	(166.3)
	(110.7)	(208.8)

Derivatives not designated as hedge accounting
Assets
Non-deliverable forward of currency (NDF)	2.4	36.4
Currency option contracts	2.6	1.5
Exchange rate contracts currency (Swap)	36.4	25.2
	41.4	63.1

Liabilities
Non-deliverable forward of currency (NDF)	(12.3)	(2.0)
Currency future contracts - B3	(9.4)	(0.2)
Swap (index / currency / stocks)	(3.4)	(2.0)
Deliverable forwards contracts	(99.2)	(86.5)
	(124.3)	(90.7)

Current assets	182.3	90.5
Current liabilities	(235.0)	(299.5)